SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES - Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Infrastructure | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	75 years
Infrastructure | Transmission stations, towers and related fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40 years
Infrastructure | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50 years
Infrastructure | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40 years
Infrastructure | Network Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	65 years
Infrastructure | Track
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40 years
Infrastructure | District energy systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50 years
Infrastructure | 4610 Pipe Lines (No Natural Gas)
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	20 years
Infrastructure | Gas storage assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50 years
Renewable Power | Dams [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	115 years
Renewable Power | Penstocks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	60 years
Renewable Power | Powerhouses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	115 years
Renewable Power | Hydroelectric Generating Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	115 years
Renewable Power | Wind Generating Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	30 years
Renewable Power | Solar Generating units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	35 years
Renewable Power | Cogeneration Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40 years
Renewable Power | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	60 years
Real Estate | Buildings [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	5 years
Real Estate | Buildings [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50 years
Real Estate | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	15 years
Real Estate | Furniture, Fixtures and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	2 years
Real Estate | Furniture, Fixtures and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	15 years
Private Equity | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50 years
Private Equity | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40 years
Private Equity | Machinery And Equipment1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	20 years
Private Equity | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	35 years